Intangible Assets, Net	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 8 – INTANGIBLE ASSETS, NET

The Company’s intangible assets include a trademark with an indefinite useful life as well as franchise agreements and a non-compete agreement, which are amortized over useful lives of thirteen years and five years, respectively.

A summary of the intangible assets is presented below:

Intangible Assets	Trademark	Franchise Agreements	Total
Intangible assets, net at December 31, 2018	$2,524,000	$578,621	$3,102,621
Amortization expense	-	(47,723)	(47,723)
Intangible assets, net at September 30, 2019	$2,524,000	$530,898	$3,054,898

Weighted average remaining amortization period at September 30, 2019 (in years)		8.6

Amortization expense related to intangible assets amounted to $16,083 and $47,723 for the three and nine months ended September 30, 2019, respectively. Amortization expense related to intangible assets amounted to $16,083 and $50,089 for the three and nine months ended September 30, 2018, respectively.